Business developments	12 Months Ended
Dec. 31, 2017
Business developments
3 Business developments, significant shareholders and subsequent events
The Group’s significant business developments for 2017 as well as the Group’s significant shareholders are discussed below.
Business developments
Capital increase
On May 18, 2017, the Group held an Extraordinary General Meeting at which shareholders approved a capital increase by way of a rights offering. By the end of the rights exercise period on June 7, 2017, 99.2% of the rights had been exercised and 390,206,406 newly issued shares were subscribed. The remaining 3,026,166 newly issued shares that were not subscribed were sold in the market. The capital increase resulted in 393,232,572 newly issued shares and net proceeds for the Group of CHF 4.1 billion.
Legal entity structure
In order to align the corporate structure of Credit Suisse (Schweiz) AG with that of the Swiss Universal Bank division, the following equity stakes held by the Group were transferred to Credit Suisse (Schweiz) AG: (i) 100% equity stake in Neue Aargauer Bank AG, (ii) 100% equity stake in BANK-now AG, and (iii) 50% equity stake in Swisscard AECS GmbH. The transfer of these equity stakes took place by way of an a-fonds-perdu contribution from the Group to Credit Suisse AG and immediately thereafter via a subsequent sale of those equity stakes from Credit Suisse AG to Credit Suisse (Schweiz) AG. The a-fonds-perdu contribution and the subsequent sale took place at the respective equity stakes’ aggregate Swiss GAAP carrying value as recorded by the Group. The transfer was completed on March 31, 2017.
Significant shareholders
Significant shareholders registered in the share register
The following table includes significant shareholders (including nominees) with holdings in Group shares of at least 5% of the voting rights, which were registered in the share register as of December 31, 2017 and 2016, respectively.
Significant shareholders registered in the share register
end of	2017				2016
	Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)		Number of shares (million)	Total nominal value (CHF million)	Share- holding (%)
Direct shareholders [1]
Chase Nominees Ltd. [2]	329	13	12.88		335	13	16.03
Nortrust Nominees Ltd. [2]	140	6	5.49		113	5	5.39
The Bank of New York Mellon [2]	–	–	–	[3]	107	4	5.14
Crescent Holding GmbH	–	–	–	[3]	107	4	5.10
1 As registered in the share register of the Group on December 31 of the reporting period; includes shareholders registered as nominees or ADS depositary bank.
2
Nominee holdings exceeding 2% are registered with a right to vote only if the nominee confirms that no individual shareholder holds more than 0.5% of the outstanding share capital or if the nominee discloses the identity of any beneficial owner holding more than 0.5% of the outstanding capital.

3 Participation was lower than the disclosure threshold of 5%.
Information received from shareholders not registered in the share register
In addition to the shareholdings registered in the share register of the Group, the Group has obtained and reported to the >>>SIX Swiss Exchange (SIX) the following information from its shareholders in accordance with the notification requirements of the Swiss Federal Act on Financial Market Infrastructures and Market Conduct in Securities and Derivatives Trading. These shareholders may hold their shareholdings in Group shares through a nominee.
In a disclosure notification that the Group published on November 9, 2013, the Group was notified that as of November 4, 2013, Harris Associates L.P. held 81.5 million shares, or 5.17% of the voting rights, of the registered Group shares issued as of the date of the notified transaction. No further disclosure notification has been received from Harris Associates L.P. relating to holdings of registered Group shares since 2013. This position includes the reportable position of Harris Associates Investment Trust (4.97% of the voting rights), as published by the SIX on November 28, 2017.
In a disclosure notification that the Group published on May 12, 2017, the Group was notified that as of May 8, 2017, Norges Bank held 106.1 million shares, or 5.08% of the voting rights, of the registered Group shares issued as of the date of the notified transaction. In a disclosure notification that the Group published on February 15, 2018, the Group was notified that Norges Bank’s shareholdings and voting rights of Group shares had fallen below the 5% threshold as of February 13, 2018.
In 2017, the Group received disclosure notifications from The Olayan Group and The Capital Group Companies, Inc. that their holdings of registered Group shares and voting rights had fallen below the 5% threshold. BlackRock, Inc.’s as well as Qatar Holding LLC’s holdings of registered Group shares and voting rights remained below the 5% threshold both as of December 31, 2017 and as of December 31, 2016.
Subsequent events
There were no subsequent events.

Bank
Business developments
3 Business developments, significant shareholders and subsequent events
> Refer to “Note 3 – Business developments, significant shareholders and subsequent events” in VI – Consolidated financial statements – Credit Suisse Group for further information.